Note 8 - Patents and Trademarks, net (Details) - Patents and trademarks (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 2,356	$ 2,321
Accumulated amortization	(1,487)	(1,353)
Total intangible assets, net	869	968
Purchased And Licensed Patent Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	566	566
Accumulated amortization	(457)	(424)
Internally Developed Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	1,664	1,664
Accumulated amortization	(937)	(847)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	126	91
Accumulated amortization	$ (93)	$ (82)